Risk Management Arising From Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of estimated fair values of other non-current liabilities	The estimated fair values of other
non-current
liabilities were as follows:

	2020 $	2019 $

2025 Senior Notes	424,016,044	-
Amended May 2019 loans payable	-	360,596,500
Wesley Chapel Loan payable	1,122,400	1,483,830
Subordinated note – earn-out	-	184,485
ADG Acquisition – earn-out	4,688,553	14,834,067
Derivative financial instruments	-	951,105

	429,826,997	378,049,987

Summary of Information Regarding the Change in Carrying Value of the Financial instruments at Fair Value
The following table summarizes information regarding the change in carrying value of the Company’s financial instruments carried at fair value.

	Derivative financial instruments $	Subordinated Notes Earn-out $	ADG Acquisition Earn-out $

January 1, 2019	(16,014)	169,642	-
Issuance	-	-	14,748,022
Financial instruments revaluation loss (gain)
Realized	-	-	-
Unrealized	967,119	14,843	86,045

December 31, 2019	951,105	184,485	14,834,067
Payment	(4,805,000)	(200,000)	(4,688,553)
Financial instruments revaluation loss (gain)
Realized	3,853,895	15,515	(2,728,480)
Unrealized	-	-	(2,728,481)

December 31, 2020	-	-	4,688,553

Summary of Information Regarding The Carrying Value Of Financial Instruments
The following table summarizes information regarding the carrying value of the Company’s financial instruments:

	2020 $	2019 $

Cash	44,395,988	23,388,916
Accounts receivable	91,126,923	82,867,225

Financial assets measured at amortized cost	135,522,911	106,256,141

Accounts payable and accrued liabilities	34,233,142	26,262,225
Short-term portion of senior loans payable	405,698	3,705,952
Short-term portion of leases	12,610,462	11,066,293
Long-term portion of senior loans payable	389,580,046	336,276,370
Long-term portion of leases	135,262,436	126,399,101

Financial liabilities measured at amortized cost	572,091,784	503,709,941

Subordinated note – earn-out	-	184,485
ADG Acquisition – earn-out	4,688,553	14,834,067
Derivative financial instruments	-	951,105

Measured at fair value through profit or loss	4,688,553	15,969,657

Schedule of Exposure to Interest Rate Risk And Effect On Other Comprehensive Income Loss

			2020
	Carrying value $	1% decrease in interest rates $	1% increase in interest rates $

Amended May 2019 Loans (n/a as settled in November 2020)	-	-	-

			2019
	Carrying value $	1% decrease in interest rates $	1% increase in interest rates $

Amended May 2019 Loans (originated in May 2019)	338,534,995	1,180,247	(1,979,043)
Syndicated Loans (n/a as settled in May 2019)	-	-	-

	338,534,995	1,180,247	(1,979,043)